Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit | $ / shares	0.64
Maximum Aggregate Offering Price	$ 320,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 44.20
Offering Note

(1)	This Registration Statement on Form S-8 (this “Registration Statement”) covers 500,000 shares of common stock, par value $0.001 per share (“Common Stock”) of Vivakor, Inc. (the “Company” or the “Registrant”) that were added to the shares of Common Stock authorized for issuance pursuant to the Vivakor, Inc. 2025 Equity and Incentive Plan (the “2025 Plan”). In addition to the shares set forth in the table, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the amount to be registered includes an indeterminate number of shares issuable upon adjustment due to stock splits, stock dividends, and anti-dilution provisions and other adjustment provisions, as provided in the 2025 Plan.
(2)	Rounded up to the nearest cent.
(3)	Estimated solely for the purpose of computing the registration fee, pursuant to Rule 457(c) and (h) under the Securities Act. The offering price of the shares is based on $0.64, the average of the high and low prices of a share of Common Stock, reported on the Nasdaq Capital Market on June 8, 2026, a date within five business days of the date of this Registration Statement.
(4)	The number of shares reserved under the 2025 Plan will automatically increase on the first day of each fiscal year, starting on January 1, 2026 and continuing through January 1, 2035, in an amount equal to 15,000 shares.